Basic and diluted net loss per share (Antidilutive Securities Excluded from Computation of Earnings Per Share) (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Preferred shares-weighted average [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Weighted average ordinary share equivalents excluded from the computation of diluted net loss per ordinary share	55,071	55,930	25,670
Share options-weighted average [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Weighted average ordinary share equivalents excluded from the computation of diluted net loss per ordinary share	2,703	2,660	1,340
Warrants-weighted average [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Weighted average ordinary share equivalents excluded from the computation of diluted net loss per ordinary share		5,560	7,410